Obligations Related to Capital Leases - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel lease	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Capital Leased Assets [Line Items]
Capital lease obligations			$ 1,160,457,000	$ 392,839,000
Proceeds from financing related to sales and leaseback of vessels			$ 809,935,000	$ 355,306,000	$ 0
Assets Held for Sale
Capital Leased Assets [Line Items]
Number of vessels | vessel			2
Liquefied Natural Gas
Capital Leased Assets [Line Items]
Number of vessels | vessel			4
Teekay LNG | Newbuildings | Forecast
Capital Leased Assets [Line Items]
Number of vessels with secured financing | vessel		3
Teekay LNG | Liquefied Natural Gas
Capital Leased Assets [Line Items]
Capital lease obligations			$ 193,000,000
Teekay Tankers
Capital Leased Assets [Line Items]
Restricted cash			$ 2,700,000
Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Actual hull coverage ratio			105.00%
LNG Carriers
Capital Leased Assets [Line Items]
Term of contract			10 years
Approximate capital leases future minimum payments due			$ 1,400,000,000
Interest expenses included in capital lease payment obligation			$ 429,900,000
LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			8.000000
LNG Carriers | Teekay LNG | Liquefied Natural Gas | Forecast
Capital Leased Assets [Line Items]
Capital lease financing secured		$ 375,000,000
Suezmax
Capital Leased Assets [Line Items]
Imputed interest rate			5.50%
Suezmax | Teekay LNG
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			2
Weighted-average interest rate on leases			5.20%
Suezmax | Teekay LNG | Assets Held for Sale
Capital Leased Assets [Line Items]
Number of capital leased assets | vessel			5
Capital Lease Obligations | Suezmax
Capital Leased Assets [Line Items]
Interest expenses included in capital lease payment obligation			$ 70,300,000
Number of vessels | vessel			6
Future minimum payments due			$ 269,000,000
Capital Lease Obligations | Teekay Tankers
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels	$ 153,000,000
Term of contract	12 years
Capital Lease Obligations | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Number of vessels | vessel	4
Minimum free liquidity and undrawn revolving credit line			$ 35,000,000
Percentage of debt			5.00%
Minimum hull coverage ratio			90.00%
Period required to maintain 90% hull coverage ratio			3 years
Minimum hull coverage ratio, tranche two			100.00%
Capital Lease Obligations | Teekay Tankers | Suezmax | Minimum
Capital Leased Assets [Line Items]
Debt term			6 months
Fixed-Rate Capital Lease | Teekay LNG
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			4
Variable-Rate Capital Lease | Teekay LNG
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			1